Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash	$ 3,396,908	$ 1,241,036	$ 1,462,326
Accounts receivable	57,739	84,110
Inventories	143,181	139,422	73,023
Total current assets	3,597,828	1,464,568	1,535,349
Non-Current Assets:
Property and equipment, net	4,985,804	5,130,229	4,092,950
Operating lease right-of-use asset	7,027,345	7,465,611	5,459,708
Intangible asset	477,947	491,223
Goodwill	1,985,645	1,985,645
Other assets	911,771	1,035,990	1,931,357
Total non-current assets	15,388,512	16,108,698	11,484,015
Total assets	18,986,340	17,573,266	13,019,364
Current liabilities:
Accounts payable and accrued expenses	959,637	843,322	647,811
Line of credit	1,000,000	1,000,000	1,000,000
Current portion of operating lease liabilities	1,061,224	975,210	572,230
Current portion of bank notes payables	1,224,104	1,366,350	414,378
Current portion of loan payable, EIDL	8,232	10,924	10,526
Loans payable to financial institutions	3,332	34,282	534,239
Due to related party	225,586	732,710	24,176
Other payables	1,041,557	1,078,291	65,700
Total current liabilities	5,523,672	6,041,089	3,269,060
Operating lease liabilities, less current portion	6,752,468	7,324,677	5,689,535
Bank notes payables, less current portion	1,561,280	1,747,611	991,951
Loan payable, EIDL, less current portion	404,407	404,490	415,339
Notes payable to related party	600,000	600,000
Convertible notes to related party		1,200,000
Total liabilities	14,841,827	17,317,867	10,365,885
Commitments and Contingencies
Stockholders’ equity
Additional paid-in capital	18,325,869	12,261,901	11,994,119
Warrant subscription receivable	(750,000)
Accumulated deficit	(13,431,528)	(12,006,642)	(9,340,773)
Total stockholders’ equity	4,144,513	255,399	2,653,479
Total liabilities and stockholders’ equity	18,986,340	17,573,266	13,019,364
Common Class A [Member]
Stockholders’ equity
Common Stock, value	162	130	123
Common Class B [Member]
Stockholders’ equity
Common Stock, value	$ 10	$ 10	$ 10